Liquidity Risk - Summary of Wholesale Funding by Currency (Details) - Liquidity risk	Dec. 31, 2023	Dec. 31, 2022
Sterling
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	63.00%	63.00%
Sterling | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	38.00%	27.00%
Sterling | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	23.00%	18.00%
Sterling | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Sterling | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	87.00%	75.00%
Sterling | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	71.00%	74.00%
Sterling | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	21.00%	18.00%
Sterling | Other Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	98.00%	95.00%
Sterling | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	29.00%
Sterling | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	29.00%	56.00%
Sterling | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	54.00%	43.00%
Sterling | Other Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	76.00%	48.00%
Sterling | Other group entities | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	0.00%
US Dollar
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	23.00%	21.00%
US Dollar | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	48.00%	52.00%
US Dollar | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	60.00%	58.00%
US Dollar | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	13.00%	25.00%
US Dollar | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	14.00%	12.00%
US Dollar | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	56.00%	62.00%
US Dollar | Other Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	97.00%	71.00%
US Dollar | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	70.00%	42.00%
US Dollar | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	5.00%	12.00%
US Dollar | Other Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	24.00%	52.00%
US Dollar | Other group entities | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	14.00%	16.00%
Euro | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	13.00%	20.00%
Euro | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	17.00%	24.00%
Euro | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	15.00%	14.00%
Euro | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	23.00%	20.00%
Euro | Other Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	2.00%	5.00%
Euro | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	2.00%	0.00%
Euro | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	2.00%
Euro | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	39.00%	45.00%
Euro | Other Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other group entities | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Other | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	0.00%
Other | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	2.00%	0.00%
Other | Other Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other group entities | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%